Expense Example - FidelityTotalInternationalEquityFund-AMCIZPRO - FidelityTotalInternationalEquityFund-AMCIZPRO - Fidelity Total International Equity Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Total International Equity Fund - Class C
Expense Example:
1 year	$ 308
3 years	693
5 years	1,215
10 years	2,451
Fidelity Advisor Total International Equity Fund - Class M
Expense Example:
1 year	502
3 years	865
5 years	1,260
10 years	2,365
Fidelity Advisor Total International Equity Fund - Class I
Expense Example:
1 year	107
3 years	364
5 years	648
10 years	1,457
Fidelity Advisor Total International Equity Fund - Class A
Expense Example:
1 year	700
3 years	1,007
5 years	1,345
10 years	2,297
Fidelity Advisor Total International Equity Fund - Class Z
Expense Example:
1 year	92
3 years	323
5 years	580
10 years	$ 1,316